Related Party Transactions - Summary of Amounts Due from (to) Related Parties (Detail) - USD ($) $ in Thousands	Jun. 30, 2017	Dec. 31, 2016
Balance Sheets:
Amount due from related parties	$ 767	$ 150
Amount due to related parties	7,047	834
KOAS [Member]
Balance Sheets:
Amount due from related parties	128	108
Amount due to related parties	835	543
KNOT [Member]
Balance Sheets:
Amount due from related parties	639	42
Amount due to related parties	$ 6,212	$ 291